Organization, Business and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Business and Liquidity
Organization, Business and Liquidity

Note 1 – Organization, Business and Liquidity

General Enterprise Ventures, Inc., was originally incorporated under the laws of the State of Nevada on March 14, 1990. On June 3, 2021, after approval by the board of directors and shareholders of the Company, the Company was redomiciled to the State of Wyoming. On October 11, 2021, after approval by the board of directors and shareholders of the Company, the Company was renamed General Enterprise Ventures, Inc., in the State of Wyoming.

When used in these notes, the terms “General Enterprise Ventures, Inc.,” “Company,” “we,” “us” and “our” mean General Enterprise Ventures, Inc. and all entities included in our unaudited interim consolidated financial statements.

Corporate Changes

Effective June 25, 2024, the Company formed and organized a wholly owned subsidiary, GEVI Insurance Holdings Inc., an Ohio corporation (“GEVI Insurance”), to enter the wildfire insurance markets utilizing the Company’s flame retardant and flame suppression product. Effective February 21, 2025, the Company formed MFB Insurance Company, Inc., a Hawaii corporation (“MFBI”) and organized it as a wholly owned subsidiary of GEVI Insurance to act as a captive insurance company to enter the wildfire insurance market. MFBI was formed to act as a captive insurance company to reinsure real property protected with the Company’s CitroTech product. MFBI is not currently able to reinsure real property.

Business

We develop and manufacture environmentally sustainable, non-toxic, long-term fire-inhibiting products for use in industrial and wildfire defense applications. The Company’s proprietary formulation, CitroTech®, is derived from food-grade, renewable materials and is designed to provide an alternative to legacy conventional chemical fire retardants.  CitroTech™ is used in the manufacturing of fire-resilient lumber and building materials, enabling integration of flame-inhibiting properties during production or applied in the field to new homes. In addition, it is utilized by fire departments, municipalities, and other public and private sector entities in connection with ground-based wildfire defense and stationary application systems intended to help render vegetation non-flammable, reduce ignition risk and enhance structural protection.

The Company continues to evaluate and develop additional formulations and product treatments to expand the range of potential commercial applications for its technology.

Reverse stock split

On April 15, 2025, our Board of Directors and our stockholders that have a majority of our voting power approved an amendment to our articles of incorporation (as amended, the “Articles of Incorporation”) to effect the reverse stock split (which includes the outstanding Series A Preferred Stock and Common Stock of the Company at a 1-for-6 ratio). The reverse stock split was effective on August 27, 2025.

All share and per share information in these financial statements retroactively reflect this reverse stock split.

Liquidity

The Company has incurred losses since inception and incurred a net loss of $30.7 million during the nine months ended September 30, 2025. However, in September 2025, the Company completed an equity offering which generated net proceeds of $5.4 million. Additionally, in October 2025, the Company completed an equity offering which generated net proceeds of $2.7 million (see Note 13).

The Company’s existing cash resources are expected to provide sufficient funds to carry out the Company’s planned operations through fiscal year 2026.  To continue operations beyond such time frame, the Company may be required to raise additional funds by completing additional equity or debt offerings or increasing revenue. There can be no assurance that the Company will be successful in acquiring additional funding, that the Company’s projections of its future working capital needs will prove accurate, or that any additional funding would be sufficient to continue operations in future years.

Note 1 – Organization, Business and Going Concern

General Enterprise Ventures, Inc., was originally incorporated under the laws of the State of Nevada on March 14, 1990 and on June 3, 2021 was redomiciled to the State of Wyoming. When used in these notes, the terms “GEVI,” “Company,” “we,” “us” and “our” mean General Enterprise Ventures, Inc. and all entities included in our consolidated financial statements.

Business

We are an environmentally sustainable flame retardant and flame suppression company for the residential home industry throughout the United States and Canada markets. Management is experienced at business integration and branding potential. The Company is bringing to the marketplace unique, disruptive product with significant environmental impact potential.

The Company holds various intellectual property in the form of patents and trademarks in the fields of fire suppression, mapping and tracking of fire retardant dispersion and fire inhibition chemistry and technology. The Company has obtained multiple certification and accreditations in this industry, such as being the only EPA Safer Choice approved, long-term fire retardant, awarded UL GreenGuard Gold status, California Bioassay water approval, and LENS.

Reverse stock split

On April 15, 2025, our Board of Directors and our stockholders that have a majority of our voting power approved an amendment to our articles of incorporation (as amended, the “Articles of Incorporation”) to effect the reverse stock split (which includes the outstanding Series A Preferred Stock and Common Stock of the Company at a 1-for-6 ratio). The reverse stock split was effective on August 27, 2025.

All share and per share information in these financial statements retroactively reflect this reverse stock split.

Going Concern

Our consolidated financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has incurred losses since inception and has a net loss of approximately $6.9 million and revenue of $0.8 million for the year ended December 31, 2024. The Company also has a working capital deficiency of approximately $0.5 million as of December 31, 2024. In addition, the Company has been dependent on related parties to fund operations and has an amount owing to related parties of $0.6 million outstanding at December 31, 2024. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Management recognizes that the Company must obtain additional resources to successfully implement its business plans. During the year ended December 31, 2024, the Company completed financings from the issuance of Series C preferred stock, common stock, promissory notes and related party loans, generating net proceeds of approximately $3.1 million. However, the Company’s existing cash resources and income from operations, are not expected to provide sufficient funds to carry out the Company’s operations and business development through the next twelve (12) months.

Management plans to continue to raise funds and complete an Initial Public Offering (IPO) to support our operations in 2025. However, no assurances can be given that we will be successful. If management is not able to timely and successfully raise additional capital and/or complete an IPO, the implementation of the Company’s business plan, financial condition and results of operations will be materially affected. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.